UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

75 State Street

Suite 100

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

75 State Street

Suite 100

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.oshares.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as your brokerage firm).
Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account(s) that you invest in through your financial intermediary.

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.
There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to a greater degree to the risks particular to that industry or sector. A Fund’s emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.
Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.
Distributor:   Foreside Fund Services, LLC

i	Shareholder Letter
ii	Management Discussion of Fund Performance
Schedule of Investments
1	O’Shares U.S. Quality Dividend ETF (formerly known as O’Shares FTSE U.S. Quality Dividend ETF)
3	O’Shares U.S. Small-Cap Quality Dividend ETF (formerly known as O’Shares FTSE Russell Small Cap Quality Dividend ETF)
6	O’Shares Global Internet Giants ETF
8	O’Shares Europe Quality Dividend ETF (formerly known as O’Shares FTSE Europe Quality Dividend ETF)
10	Statements of Assets and Liabilities
11	Statements of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
28	Expense Examples
29	Board Review and Approval of Investment Advisory and Sub-Advisory Agreement
34	Additional Information
35	Trustees and Officers
The O’Shares U.S. Quality Dividend ETF (formerly known as O’Shares FTSE U.S. Quality Dividend ETF), O’Shares U.S. Small-Cap Quality Dividend ETF (formerly known as O’Shares FTSE Russell Small Cap Quality Dividend ETF) and O’Shares Europe Quality Dividend ETF (formerly known as O’Shares FTSE Europe Quality Dividend ETF) (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index, FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index, and FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “FTSE Indexes”) (upon which the Funds were based through May 31, 2020), (ii) the figure at which the FTSE Indexes is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the FTSE Indexes for the purpose to which they are being put in connection with the Funds. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the FTSE Indexes to the adviser or to the adviser’s clients. The FTSE Indexes are calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein.
All rights in the FTSE Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE-Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.
The O’Shares U.S. Quality Dividend Index (the “OUSA Index”), O’Shares U.S. Small-Cap Quality Dividend Index (the “OUSM Index”), O’Shares Global Internet Giants Index (the “OGIG Index”), and O’Shares Europe Quality Dividend Index (the “OEUR Index”, and together with the OUSA Index, the OUSM Index and the OGIG Index, the “O’Shares Indexes”) are the exclusive property of O’Shares Investment Advisers, LLC, which has contracted with S-Network Global Indexes Inc. (“S-Network”) to maintain and calculate the O’Shares Indexes. S-Network shall have no liability for any errors or omissions in calculating the O’Shares Index.
The O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Divided ETF are not sponsored, endorsed, sold or promoted by S-Network, its affiliates or their third party licensors and neither S-Network, its affiliates nor their third party licensors make any representation regarding the advisability of investing in the Funds named above.
S-Network Global Indexes Inc. (“S-Network” or “SNGISM”) is the property of S-Network and has been licensed by S-Network for use by O’Shares Investment Advisers, LLC in connection with the O’Shares Indexes.

Dear Shareholder,
This Annual Report for the O’Shares Investments ETFs (the “Funds”) covers the period from July 1, 2019 through June 30, 2020 (the “Period”).
Global Equity Market Overview
Performance across global equity markets during the fiscal year ended June 30, 2020 was greatly impacted beginning in February 2020 as COVID-19, the infectious disease caused by the most recently discovered coronavirus, evolved from an outbreak to a global pandemic. Most governments worldwide implemented strict lockdown measures to curb the virus' spread, relegating consumers to their homes and forcing non-essential businesses to shutter. The global pandemic contributed to negative impacts during the fiscal year for some of the Funds and may continue to do so in the future. Performance and the Funds were and may continue to be also affected by other pandemic related factors, including government bailouts and supportive monetary policy to reduce the negative economic impact of government-imposed lockdowns on businesses and individuals.
During the Period, global equity markets were negative, while U.S. equity markets were positive, returning -4% for the MSCI ACWI ex USA Index1 and over 7% for the S&P 500 Index2.
In the U.S., GDP declined by an annual rate of 5% during Q1 2020 after growing at over 2% during the prior two quarters. The unemployment rate grew to 13% as a result of the pandemic and core inflation declined.
In Europe, growth slowed before GDP contracted in Q1 2020, with GDP in the European Union declining more than 2%. The unemployment rate stood at approximately 6%, while inflation remained low by historical standards and the European Central Bank kept the main refinancing operations announcement rate unchanged.
In the Asia-Pacific region, growth slowed before GDP contracted in Q1 2020 by more than 3%. Global shutdowns impacted many economies and weighed on markets.
Monetary policy in the U.S. loosened as the U.S. Federal Reserve decreased rates on five occasions, in order to support the economy during the global pandemic. The yield on U.S. 10 Year government bonds decreased, reflecting slowing economic growth and the imminent recession caused by the global pandemic.
Monetary policy in Europe remained accommodative, in order to mitigate the economic impact of the pandemic. European government bond yields were volatile and ended the Period lower. In the Asia-Pacific region, the Bank of Japan maintained its accommodative monetary policy, government bond yields ended the Period higher, and economic growth slowed.
Corporate profits in the U.S. declined, particularly in the Financial, Consumer Discretionary and Materials sectors.
Equity markets in the U.S. generated positive returns, reflecting the strong market rebound following the rapid market sell-off as global governments shutdown nonessential businesses in response to the pandemic. Volatility in U.S. equity markets was elevated during the first quarter of 2020 due to the pandemic. The strongest performing sector was Information Technology, followed by Consumer Discretionary and Communication Services, as technology, internet and e-commerce stocks were resilient during the market sell-off caused by global shutdowns. People and businesses relied on services provided by companies in these sectors to work, shop and maintain operations during government issued stay-at-home mandates and business shutdowns implemented to mitigate the strain on the healthcare system. The Energy sector was the worst performing sector during the Period, as oil prices declined due to reduced global demand. Equity market performance in Europe was negative during the Period, while the Asia-Pacific region, was slightly positive.
The views expressed in this letter were those as of June 30, 2020 and may not necessarily reflect views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

i

O’Shares U.S. Quality Dividend ETF (OUSA) (Unaudited)
Effective June 1, 2020 the Fund changed its name from O’Shares FTSE Russell U.S. Quality Dividend ETF to O’Shares U.S. Quality Dividend ETF.
The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index (the “U.S. Target Index”). The U.S. Target Index is designed to measure the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.
Effective June 1, 2020, the Fund’s underlying index was changed to the O’Shares U.S. Quality Dividend Index from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index. Thus, Fund performance shown below through May 31, 2020 reflects the Fund seeking to track the performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index, and Fund performance shown below beginning June 1, 2020 reflects the Fund seeking to track the performance of the O'Shares U.S. Quality Dividend Index.
Effective June 1, 2020, in connection with the change of the Fund’s underlying index, the Fund’s broad-based securities market benchmark index for performance comparison purposes was changed to the Russell 1000 Value Index5 from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index. The U.S. Target Index performance information reflects the blended performance of FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020, and the O’Shares U.S. Quality Dividend Index thereafter.
On June 28, 2018, a predecessor to the Fund that was a series of FQF Trust (the “OUSA Prior Fund”) was reorganized into the Fund via a tax-free reorganization. At the time of the reorganization, the OUSA Prior Fund had the same name, ticker symbol and underlying index as the Fund. Also, at the time of the reorganization, the investment objectives of the OUSA Prior Fund and the Fund were identical and the investment strategies of the OUSA Prior Fund and the Fund were substantially the same. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OUSA Prior Fund. The Fund has adopted the historical performance of the OUSA Prior Fund.
From July 1, 2019 through June 30, 2020 (the “Reporting Period”), the Fund’s market return was -0.15% and its NAV return was -0.12%. The U.S. Target Index returned 0.34% during the same Reporting Period. The Russell 1000 Value Index, which became the Fund’s benchmark index effective June 1, 2020 in connection with the change of the Fund’s underlying index, returned -8.85% during the same Reporting Period. The Fund’s market price at June 30, 2020 was $33.13.3
The Fund posted positive performance in eight of the twelve months during the Reporting Period, with returns ranging from -11.06% to 11.33%. The best performing months for the Fund were April 2020 and May 2020, finishing up 11.33% and 3.05%, respectively. The worst performing months for the Fund were March 2020 and February 2020, finishing down -11.06% and -9.16%, respectively.
Five of the eleven sectors in the Fund delivered positive returns during the Reporting Period. Information Technology and Consumer Discretionary were among the strongest performing U.S. large cap sectors. People and businesses relied on services provided by companies in these sectors to work, shop and maintain operations during government issued stay-at-home mandates and business shutdowns which were implemented to mitigate the strain on the healthcare system during the COVID-19 outbreak. In addition, the Energy sector, generated the weakest returns during the Reporting Period as energy demand declined sharply during the first quarter of 2020. The Financials and Industrials sectors generally underperformed the market during the Reporting Period.
Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

The Fund had an annualized daily volatility4 of 30.34% for the Reporting Period.
	As of June 30, 2020 Based on Net Assets
Fund Sector	Fund Sector Weights	Constituent Companies
Information Technology	24.58%	20
Health Care	17.77%	15
Consumer Discretionary	13.55%	8
Consumer Staples	12.29%	19
Industrials	11.68%	22
Financials	10.57%	10
Communication Services	6.91%	4
Utilities	2.57%	1
Other*	0.08%
Totals	100.00%	99

*
Includes cash, any non-equity securities and net other assets (liabilities)

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares U.S. Quality Dividend ETF — (OUSA)
*
The line graph represents historical performance of a hypothetical investment of $10,000 from July 14, 2015 (OUSA Prior Fund Date of Inception) to June 30, 2020 assuming the reinvestment of distributions.

**
The U.S. Target Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O’Shares U.S. Quality Dividend Index thereafter.

***
In connection with the change of the Fund’s underlying index, effective June 1, 2020, the Fund’s benchmark index changed from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index to the Russell 1000 Value Index.

Average Annual Total Return Since Inception through June 30, 2020
	1 Year	3 Year	Since Inception
OUSA NAV Return	-0.12%	7.12%	8.58%
OUSA Market Price Return	-0.15%	7.08%	8.56%
U.S. Target Index**	0.34%	7.66%	9.12%
Russell 1000 Value Index***	-8.85%	1.81%	4.42%
Performance measured by NAV differs from the U.S. Target Index primarily due to fund fees and expenses and taxes.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Fund’s most recent month-end performance please visit www.oshares.com. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.
As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.
On June 28, 2018, the OUSA Prior Fund was reorganized into the Fund. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OUSA Prior Fund.

O’Shares U.S. Small-Cap Quality Dividend ETF (OUSM) (Unaudited)
Effective June 1, 2020 the Fund changed its name from O’Shares FTSE Russell Small Cap Quality Dividend ETF to O’Shares U.S. Small-Cap Quality Dividend ETF.
The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index (the “U.S. Small Cap Target Index”). The U.S. Small Cap Target Index is designed to reflect the performance of publicly-listed small capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investments Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.
Effective May 4, 2018, the Fund’s underlying index was changed to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index. Effective June 1, 2020, the Fund’s underlying index was changed to the O’Shares U.S. Small-Cap Quality Dividend Index from the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index. Thus, Fund performance shown below prior to May 4, 2018 reflects the Fund seeking to track the performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index, Fund performance shown below from May 4, 2018 through May 31, 2020 reflects the Fund seeking to track the performance of the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index, and Fund performance shown below beginning June 1, 2020 reflects the Fund seeking to track the performance of the O'Shares U.S. Small-Cap Quality Dividend Index.
Effective June 1, 2020, in connection with the change of the Fund’s underlying index, the Fund’s broad-based securities market benchmark index for performance comparison purposes was changed to the Russell 2000 Value Index6 from the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index. The Small Cap Target Index performance information reflects the blended performance of FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020, and the O’Shares U.S. Small-Cap Quality Dividend Index thereafter.
From July 1, 2019 through June 30, 2020 (the “Reporting Period”), the Fund’s market return was -6.78% and its NAV return was -6.82%. The U.S. Small Cap Target Index returned -6.32% during the same Reporting Period. The Russell 2000 Value Index, which became the Fund’s benchmark index effective June 1, 2020 in connection with the change of the Fund’s underlying index, returned -17.50% during the same Reporting Period. The Fund’s market price at June 30, 2020 was $25.00.3
The Fund posted positive performance in eight of the twelve months during the Reporting Period, with returns ranging from -18.84% to 12.30%. The best performing months for the Fund were April 2020 and May 2020, finishing up 12.30% and 6.02%, respectively. The worst performing months for the Fund were March 2020 and February 2020, finishing down -18.84% and -9.61% respectively.
Two of the ten sectors in the Fund delivered positive returns during the Reporting Period. Information Technology and Consumer Staples were among the strongest performing U.S. small cap sectors. However, the Energy sector, generated the weakest returns during the Reporting Period as energy demand declined sharply during the first quarter of 2020.
Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.

v

The Fund had an annualized daily volatility4 of 37.67% for the Reporting Period.
	As of June 30, 2020 Based on Net Assets
Fund Sector	Fund Sector Weights	Constituent Companies
Industrials	25.22%	44
Financials	19.83%	60
Consumer Discretionary	18.43%	31
Information Technology	14.76%	20
Health Care	10.48%	8
Consumer Staples	4.61%	6
Utilities	4.46%	22
Communication Services	2.05%	5
Other*	0.16%
Totals	100.00%	196

*
Includes cash and any non-equity securities and net other assets (liabilities)

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares U.S. Small-Cap Quality Dividend ETF (OUSM)
*
The line graph represents historical performance of a hypothetical investment of $10,000 from December 30, 2016 (Date of Inception) to June 30, 2020 assuming the reinvestment of distributions.

**
The U.S. Small Cap Target Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O’Shares U.S. Small-Cap Quality Dividend Index thereafter.

***
In connection with the change of the Fund’s underlying index, effective June 1, 2020, the Fund’s benchmark index changed from the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index to the Russell 2000 Value Index.

Average Annual Total Return Since Inception through June 30, 2020
	1 Year	3 Year	Inception
OUSM NAV Return	-6.82%	1.85%	2.31%
OUSM Market Price Return	-6.78%	1.81%	2.32%
U.S. Small Cap Target Index**	-6.32%	2.37%	2.82%
Russell 2000 Value Index***	-17.50%	-4.36%	-3.72%
Performance measured by NAV differs from the U.S. Small Cap Target Index primarily due to fund fees and expenses and taxes.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Fund’s most recent month-end performance please visit www.oshares.com. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.
As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

O’Shares Global Internet Giants ETF (OGIG) (Unaudited)
The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “Global Internet Giants Target Index”). The Global Internet Giants Target Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider”).
From July 1, 2019 through June 30, 2020 (the “Reporting Period”), the Fund’s market return was 51.46% and its NAV return was 51.16%. The Global Internet Giants Target Index returned 51.90% during the same Reporting Period. The NASDAQ-100 Index7, the Fund’s broad-based securities market benchmark index for performance comparison purposes, returned 33.78% during the same Reporting Period. The Fund’s market price at June 30, 2020 was $37.88.3
The Fund posted positive performance in eight of the twelve months during the Reporting Period, with returns ranging from -8.74% to 18.84%. The best performing months for the Fund were April 2020 and May 2020, finishing up 18.84% and 15.41% respectively. The worst performing months for the Fund were March 2020 and September 2019, finishing down -8.74% and -4.53%, respectively.
On a U.S. dollar-denominated basis, Information Technology related sectors in the U.S. generally delivered positive returns during the Reporting Period. Information Technology related sectors in the U.S. outperformed the S&P 500 Index as companies in these sectors were more resilient during the COVID-19 pandemic and quicker to adapt to remote working, limiting disruptions to operations caused by global business shutdowns. Information Technology related sectors in China outperformed during the Period.
Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Funds trade at a premium or discount can be found on the Funds’ website, www.oshares.com.
The Fund had an annualized daily volatility4 of 32.06% for the Reporting Period.
	As of June 30, 2020 Based on Net Assets
Fund Sector	Fund Sector Weights	Constituent Companies
Information Technology	43.58%	34
Communication Services	31.36%	22
Consumer Discretionary	24.94%	14
Other*	0.12%
Totals	100.00%	70

*
Includes cash and any non-equity securities and net other assets (liabilities)

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares Global Internet Giants ETF (OGIG)
*
The line graph represents historical performance of a hypothetical investment of $10,000 from June 5, 2018 (Date of Inception) to June 30, 2020 assuming the reinvestment of distributions.

Average Annual Total Return Since Inception through June 30, 2020
	1 Year	Since Inception
OGIG NAV Return	51.16%	22.17%
OGIG Market Price Return	51.46%	22.22%
Global Internet Giants Target Index	51.90%	22.77%
NASDAQ-100 Index	33.78%	19.75%
Performance measured by NAV differs from the O’Shares Global Internet Giants Index primarily due to fund fees and expenses and taxes.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Fund’s most recent month-end performance please visit www.oshares.com. Returns less than one year are not annualized. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. The Global Internet Giants Target Index performance shown is net of taxes on dividends paid by the international securities issuers in the Global Internet Giants Target Index.
As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

O’Shares Europe Quality Dividend ETF (OEUR) (Unaudited)
Effective June 1, 2020 the Fund changed its name from O’Shares FTSE Europe Quality Dividend ETF to O’Shares Europe Quality Dividend ETF.
The Fund seeks to track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index (the “Europe Target Index”). The Europe Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.
Effective June 1, 2020, the Fund’s underlying index was changed to the O’Shares Europe Quality Dividend Index from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index. Thus, Fund performance shown below through May 31, 2020 reflects the Fund seeking to track the performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index, and Fund performance shown below from June 1, 2020 reflects the Fund seeking to track the performance of the O'Shares Europe Quality Dividend Index.
Effective June 1, 2020, in connection with the change of the Fund’s underlying index, the Fund’s broad-based securities market benchmark index for performance comparison purposes was changed to the EURO STOXX 50 Net Return USD Index8 from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index. The U.S. Target Index performance information reflects the blended performance of FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020, and the O’Shares Europe Quality Dividend Index thereafter.
On June 28, 2018 an identically named predecessor to the Fund that was a series of FQF Trust (the “OEUR Prior Fund”) was reorganized into the Fund via a tax-free reorganization. At the time of the reorganization, the OEUR Prior Fund had the same name, ticker symbol and underlying index as the Fund. Also, at the time of the reorganization, the investment objectives of the OEUR Prior Fund and the Fund were identical and the investment strategies of the OEUR Prior Fund and the Fund were substantially the same. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OEUR Prior Fund. The Fund has adopted the historical performance of the OEUR Prior Fund.
From July 1, 2019 through June 30, 2020 (the “Reporting Period”), the Fund’s market return was -4.70% and its NAV return was -5.44%. The Europe Target Index returned -4.95% during the same Reporting Period. The EURO STOXX 50 Net Return USD Index, which became the Fund’s benchmark index effective June 1, 2020 in connection with the change of the Fund’s underlying index, returned -6.36% during the same Reporting Period. The Fund’s market price at June 30, 2020 was $22.40.3
The Fund posted positive performance in seven of the twelve months during the Reporting Period, with returns ranging from -11.04% to 4.39%. The best performing months for the Fund were April 2020 and December 2019, finishing up 4.39% and 3.68%, respectively. The worst performing months for the Fund were March 2020 and February 2020, finishing -11.04% and -9.76%, respectively.
On a U.S. dollar-denominated basis, seven of the eleven sectors in the Fund delivered positive returns during the Reporting Period. Health Care and Utilities were among the stronger performing sectors in Europe. Utilities, an interest rate sensitive sector, benefited from declining interest rates during the Reporting Period. In addition, the Energy sector, generated the weakest returns during the Reporting Period as energy demand declined sharply during the first quarter of 2020. Consumer Discretionary and Communication Services generally underperformed the market during the Reporting Period.
Frequency of Distributions of Premium and Discounts — Information concerning the number of days that the Fund trades at a premium or discount can be found on the Fund’s website, www.oshares.com.

x

The Fund had an annualized daily volatility4 of 26.43% for the Period.
	As of June 30, 2020 Based on Net Assets
Fund Sector	Fund Sector Weights	Constituent Companies
Industrials	20.55%	12
Consumer Staples	19.05%	15
Health Care	17.93%	6
Financials	12.67%	4
Consumer Discretionary	10.44%	6
Utilities	8.00%	4
Information Technology	6.12%	2
Communication Services	5.05%	1
Other*	0.19%
Totals	100.00%	50

*
Includes cash and any non-equity securities and net other assets (liabilities) and delisted securities.

Growth of a $10,000 Investment Since Inception at Net Asset Value*
O’Shares Europe Quality Dividend ETF — (OEUR)
*
The line graph represents historical performance of a hypothetical investment of $10,000 from August 19, 2015 (OEUR Prior Fund Date of Inception) to June 30, 2020 assuming the reinvestment of distributions.

**
The Europe Target Index performance information reflects the blended performance of the FTSE Developed EuropeQual/Vol/Yield 5% Capped Factor Index through May 31, 2020 and the O’Shares Europe Quality Dividend Index thereafter.

***
In connection with the change of the Fund’s underlying index, effective June 1, 2020, the Fund’s benchmark index changed from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index to the EURO STOXX 50 Net Return USD Index.

Average Annual Total Return Since Inception through June 30, 2020
	1 Year	3 Year	Since Inception
OEUR NAV Return	-5.44%	-0.01%	0.73%
OEUR Market Price Return	-4.70%	-0.03%	0.85%
Europe Target Index**	-4.95%	0.52%	1.18%
EURO STOXX 50 Net Return USD Index***†	-6.36%	-0.15%	1.37%

†
The performance of the EURO STOXX 50 Net Return USD Index is reduced by the taxes on dividends paid by the international securities issuers in the index.

Performance measured by NAV differs from the Europe Target Index primarily due to fund fees and expenses and taxes.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the Fund’s most recent month-end performance please visit www.oshares.com. Returns less than one year are not annualized. As stated in the current prospectus, the Fund’s investment adviser, O’Shares Investment Advisers, LLC (“Adviser”) bears all of the ordinary operating expenses of the Fund, except for (i) the management fee, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses. The Europe Target Index performance shown is net of taxes on dividends paid by the international securities issuers in the Europe Target Index.
As stated in the current prospectus, the current gross expense ratio is 0.48%. Please refer to the Financial Highlights herein for the most recent expense ratio information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.
On June 28, 2018, the OEUR Prior Fund was reorganized into the Fund. The returns presented for the Fund prior to June 28, 2018 reflect the performance of the OEUR Prior Fund.

Footnotes to Shareholder Letter and Management Discussion of Fund Performance:
1.
MSCI ACWI ex USA Index — The MSCI All Country World Index Ex USA Index is comprised of large and mid-cap stocks from developed markets excluding the U.S. The index covers 85% of the global equity investment universe outside the U.S.

2.
S&P 500 Index — The Standard & Poor’s 500 Stock Index consists of 500 large-cap common stocks actively traded on the NYSE and NASDAQ.

3.
A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer at 4:00 p.m. Eastern time on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

4.
Volatility is a statistical measure of the dispersion of returns for a given security or market index.

5.
Russell 1000 Value Index — The Russell 1000 Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

6.
Russell 2000 Value Index — The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

7.
NASDAQ -100 Index — The NASDAQ-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ.

8.
EURO STOXX 50 Net Return USD Index — The EURO STOXX 50 Net Return USD Index is a capitalization-weighted index of 50 European blue-chip stocks.

OSI ETF Trust
O’Shares U.S. Quality Dividend ETF
Schedule of Investments
June 30, 2020
Investments	Shares	Value ($)
COMMON STOCKS – 99.9%
Aerospace & Defense – 2.7%
Boeing Co. (The)	9,094	$1,666,930
General Dynamics Corp.	7,982	1,192,990
L3Harris Technologies, Inc.	3,976	674,608
Lockheed Martin Corp.	22,229	8,111,807
Northrop Grumman Corp.	3,071	944,148
Raytheon Technologies Corp.	9,154	564,069
		13,154,552
Air Freight & Logistics – 0.9%
Expeditors International of Washington, Inc.	14,146	1,075,662
United Parcel Service, Inc., Class B	28,553	3,174,522
		4,250,184
Banks – 0.4%
JPMorgan Chase & Co.	20,510	1,929,171
Beverages – 5.5%
Brown-Forman Corp., Class B	11,333	721,459
Coca-Cola Co. (The)	110,660	4,944,289
Constellation Brands, Inc., Class A	3,494	611,275
PepsiCo, Inc.	150,134	19,856,723
		26,133,746
Biotechnology – 2.5%
Amgen, Inc.	43,219	10,193,633
Gilead Sciences, Inc.	22,789	1,753,386
		11,947,019
Capital Markets – 6.7%
FactSet Research Systems, Inc.	6,097	2,002,682
Moody’s Corp.	21,912	6,019,884
MSCI, Inc.	7,403	2,471,269
S&P Global, Inc.	45,810	15,093,479
T. Rowe Price Group, Inc.	52,329	6,462,631
		32,049,945
Commercial Services & Supplies – 0.5%
Cintas Corp.	3,792	1,010,037
Waste Management, Inc.	11,320	1,198,901
		2,208,938
Communications Equipment – 1.5%
Cisco Systems, Inc.	148,986	6,948,707
Motorola Solutions, Inc.	2,618	366,860
		7,315,567
Consumer Finance – 0.4%
American Express Co.	19,007	1,809,466
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	127,772	3,862,548
Verizon Communications, Inc.	151,304	8,341,389
		12,203,937
Electric Utilities – 2.6%
NextEra Energy, Inc.	51,167	12,288,778
Electrical Equipment – 0.7%
Eaton Corp. plc	12,580	1,100,498
Emerson Electric Co.	13,964	866,187
Rockwell Automation, Inc.	5,507	1,172,991
		3,139,676
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	7,933	760,061
TE Connectivity Ltd.	11,905	970,853
		1,730,914
Investments	Shares	Value ($)
Entertainment – 3.4%
Walt Disney Co. (The)	145,563	$16,231,730
Food & Staples Retailing – 1.5%
Costco Wholesale Corp.	14,520	4,402,609
Sysco Corp.	15,246	833,346
Walgreens Boots Alliance, Inc.	14,350	608,297
Walmart, Inc.	11,845	1,418,794
		7,263,046
Food Products – 0.7%
Hershey Co. (The)	9,434	1,222,835
Hormel Foods Corp.	21,475	1,036,598
Mondelez International, Inc., Class A	25,284	1,292,771
		3,552,204
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	14,353	1,312,295
Baxter International, Inc.	12,376	1,065,573
Danaher Corp.	22,325	3,947,730
Medtronic plc	39,252	3,599,408
Stryker Corp.	11,230	2,023,534
		11,948,540
Health Care Providers & Services – 2.5%
UnitedHealth Group, Inc.	40,916	12,068,174
Hotels, Restaurants & Leisure – 4.1%
McDonald’s Corp.	48,758	8,994,388
Starbucks Corp.	129,306	9,515,629
Yum! Brands, Inc.	12,512	1,087,418
		19,597,435
Household Products – 2.6%
Church & Dwight Co., Inc.	8,288	640,662
Clorox Co. (The)	6,769	1,484,916
Colgate-Palmolive Co.	58,344	4,274,282
Kimberly-Clark Corp.	15,400	2,176,790
Procter & Gamble Co. (The)	31,895	3,813,685
		12,390,335
Industrial Conglomerates – 4.3%
3M Co.	46,524	7,257,279
Honeywell International, Inc.	85,740	12,397,146
Roper Technologies, Inc.	2,345	910,470
		20,564,895
Insurance – 3.1%
Aon plc, Class A	10,700	2,060,820
Marsh & McLennan Cos., Inc.	32,098	3,446,362
Progressive Corp. (The)	116,203	9,309,023
		14,816,205
IT Services – 7.6%
Accenture plc, Class A	29,602	6,356,141
Automatic Data Processing, Inc.	9,036	1,345,370
Cognizant Technology Solutions Corp., Class A	8,384	476,379
Fidelity National Information Services, Inc.	3,125	419,031
International Business Machines Corp.	20,331	2,455,375
Jack Henry & Associates, Inc.	2,420	445,353
Mastercard, Inc., Class A	32,952	9,743,906
Paychex, Inc.	14,989	1,135,417
Visa, Inc., Class A	73,398	14,178,292
		36,555,264
Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.	5,788	2,097,224

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares U.S. Quality Dividend ETF
Schedule of Investments
June 30, 2020
Investments	Shares	Value ($)
Machinery – 1.8%
Cummins, Inc.	9,003	$1,559,860
Illinois Tool Works, Inc.	30,259	5,290,786
Ingersoll Rand, Inc.*	8,090	227,491
PACCAR, Inc.	10,852	812,272
Snap-on, Inc.	5,027	696,290
		8,586,699
Media – 1.0%
Comcast Corp., Class A	120,016	4,678,224
Personal Products – 0.5%
Estee Lauder Cos., Inc. (The), Class A	12,609	2,379,066
Pharmaceuticals – 9.8%
Bristol-Myers Squibb Co.	35,388	2,080,814
Eli Lilly and Co.	28,939	4,751,205
Johnson & Johnson	158,195	22,246,963
Merck & Co., Inc.	98,542	7,620,253
Pfizer, Inc.	256,211	8,378,100
Zoetis, Inc.	14,433	1,977,898
		47,055,233
Road & Rail – 0.8%
Union Pacific Corp.	23,820	4,027,247
Semiconductors & Semiconductor Equipment – 1.8%
Analog Devices, Inc.	3,437	421,514
Intel Corp.	62,073	3,713,827
Texas Instruments, Inc.	35,702	4,533,083
		8,668,424
Software – 7.2%
Intuit, Inc.	5,274	1,562,106
Microsoft Corp.	142,735	29,048,000
Oracle Corp.	67,354	3,722,656
		34,332,762
Investments	Shares	Value ($)
Specialty Retail – 7.8%
Home Depot, Inc. (The)	102,518	$25,681,784
Lowe’s Cos., Inc.	19,549	2,641,461
Ross Stores, Inc.	16,112	1,373,387
TJX Cos., Inc. (The)	152,346	7,702,614
		37,399,246
Technology Hardware, Storage & Peripherals – 6.1%
Apple, Inc.	79,923	29,155,911
Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc., Class B	80,399	7,883,122
Tobacco – 1.5%
Altria Group, Inc.	93,974	3,688,479
Philip Morris International, Inc.	49,560	3,472,174
		7,160,653
TOTAL COMMON STOCKS (Cost $453,341,689)		478,573,532
Total Investments — 99.9% (Cost $453,341,689)		478,573,532
Other Assets Less Liabilities — 0.1%		547,585
Net Assets — 100.0%		$479,121,117

*
Non-income producing security.

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$37,830,574
Aggregate gross unrealized depreciation	(12,694,166)
Net unrealized appreciation	$25,136,408
Federal income tax cost of investments (including derivative contracts, if any)	$453,437,124

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments
June 30, 2020
Investments	Shares	Value ($)
COMMON STOCKS – 99.9%
Aerospace & Defense – 1.9%
BWX Technologies, Inc.	13,203	$747,818
Curtiss-Wright Corp.	3,937	351,495
Hexcel Corp.	16,036	725,148
		1,824,461
Airlines – 0.2%
Alaska Air Group, Inc.	6,013	218,031
Auto Components – 2.1%
BorgWarner, Inc.	12,346	435,814
Gentex Corp.	60,126	1,549,447
		1,985,261
Automobiles – 0.2%
Harley-Davidson, Inc.	8,439	200,595
Banks – 4.6%
Associated Banc-Corp.	4,717	64,528
Bank of Hawaii Corp.	1,472	90,395
BOK Financial Corp.	2,171	122,531
Cathay General Bancorp	2,846	74,850
Commerce Bancshares, Inc.	15,074	896,451
Community Bank System, Inc.	2,458	140,155
Cullen/Frost Bankers, Inc.	2,108	157,489
CVB Financial Corp.	4,897	91,770
East West Bancorp, Inc.	5,902	213,888
First Citizens BancShares, Inc., Class A	279	113,001
First Financial Bankshares, Inc.	5,422	156,642
First Horizon National Corp.	14,136	140,794
FNB Corp.	8,733	65,497
Glacier Bancorp, Inc.	2,851	100,612
IBERIABANK Corp.	1,430	65,122
PacWest Bancorp	4,273	84,221
People’s United Financial, Inc.	24,073	278,525
Pinnacle Financial Partners, Inc.	1,978	83,056
Popular, Inc.	2,394	88,985
Prosperity Bancshares, Inc.	1,625	96,492
Signature Bank	2,012	215,123
Sterling Bancorp	6,062	71,047
Synovus Financial Corp.	7,076	145,270
TCF Financial Corp.	7,197	211,736
Umpqua Holdings Corp.	9,317	99,133
United Bankshares, Inc.	4,933	136,447
Valley National Bancorp	8,862	69,301
Webster Financial Corp.	2,601	74,415
Western Alliance Bancorp	3,368	127,546
		4,275,022
Building Products – 4.9%
A O Smith Corp	23,057	1,086,446
Allegion plc	17,297	1,768,099
Armstrong World Industries, Inc.	2,908	226,708
Fortune Brands Home & Security, Inc.	17,223	1,101,066
Owens Corning	4,736	264,079
Simpson Manufacturing Co., Inc.	1,499	126,456
		4,572,854
Investments	Shares	Value ($)
Capital Markets – 3.6%
Cohen & Steers, Inc.	3,304	$224,837
Eaton Vance Corp.	14,934	576,452
Evercore, Inc., Class A	3,260	192,079
Federated Hermes, Inc., Class B	10,828	256,624
Lazard Ltd., Class A	8,958	256,468
LPL Financial Holdings, Inc.	2,131	167,071
Morningstar, Inc.	12,089	1,704,186
		3,377,717
Commercial Services & Supplies – 0.9%
KAR Auction Services, Inc.	6,612	90,981
MSA Safety, Inc.	1,711	195,807
Tetra Tech, Inc.	3,609	285,544
UniFirst Corp.	1,647	294,731
		867,063
Communications Equipment – 0.3%
Ubiquiti, Inc.	1,773	309,495
Construction & Engineering – 0.5%
EMCOR Group, Inc.	4,533	299,813
Quanta Services, Inc.	2,569	100,782
Valmont Industries, Inc.	625	71,012
		471,607
Consumer Finance – 0.4%
FirstCash, Inc.	3,259	219,917
Santander Consumer USA Holdings, Inc.	5,924	109,061
		328,978
Distributors – 2.3%
Pool Corp.	7,892	2,145,598
Diversified Consumer Services – 2.3%
Graham Holdings Co., Class B	395	135,355
H&R Block, Inc.	19,719	281,587
Service Corp. International	45,655	1,775,523
		2,192,465
Diversified Financial Services – 0.3%
Jefferies Financial Group, Inc.	20,765	322,896
Diversified Telecommunication Services – 0.4%
Cogent Communications Holdings, Inc.	5,130	396,857
Electric Utilities – 2.0%
ALLETE, Inc.	3,323	181,469
El Paso Electric Co.	1,293	86,631
Hawaiian Electric Industries, Inc.	4,280	154,337
IDACORP, Inc.	3,163	276,351
MGE Energy, Inc.	1,152	74,316
OGE Energy Corp.	23,396	710,303
Otter Tail Corp.	1,225	47,518
PNM Resources, Inc.	1,185	45,551
Portland General Electric Co.	6,536	273,270
		1,849,746
Electrical Equipment – 1.3%
Acuity Brands, Inc.	830	79,464
Hubbell, Inc.	8,208	1,028,955
Regal Beloit Corp.	1,124	98,148
		1,206,567

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments
June 30, 2020
Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components – 5.5%
Avnet, Inc.	6,156	$171,660
Cognex Corp.	7,251	433,030
Dolby Laboratories, Inc., Class A	22,164	1,459,943
FLIR Systems, Inc.	32,880	1,333,941
Jabil, Inc.	6,725	215,738
Littelfuse, Inc.	1,344	229,327
National Instruments Corp.	28,080	1,086,977
SYNNEX Corp.	2,109	252,595
		5,183,211
Entertainment – 0.3%
Cinemark Holdings, Inc.	27,079	312,762
Food & Staples Retailing – 0.9%
Casey’s General Stores, Inc.	5,606	838,209
Food Products – 3.3%
Flowers Foods, Inc.	31,252	698,795
Ingredion, Inc.	15,781	1,309,823
J & J Snack Foods Corp.	2,467	313,630
Lancaster Colony Corp.	5,280	818,347
		3,140,595
Gas Utilities – 1.3%
National Fuel Gas Co.	6,652	278,918
New Jersey Resources Corp.	3,909	127,629
Northwest Natural Holding Co.	888	49,541
ONE Gas, Inc.	4,039	311,205
Southwest Gas Holdings, Inc.	3,651	252,102
Spire, Inc.	2,538	166,772
		1,186,167
Health Care Equipment & Supplies – 3.7%
Cantel Medical Corp.	3,033	134,150
Hill-Rom Holdings, Inc.	12,463	1,368,188
West Pharmaceutical Services, Inc.	8,755	1,988,873
		3,491,211
Health Care Providers & Services – 2.4%
Chemed Corp.	2,628	1,185,412
Encompass Health Corp.	16,838	1,042,777
		2,228,189
Hotels, Restaurants & Leisure – 6.6%
Choice Hotels International, Inc.	12,117	956,031
Churchill Downs, Inc.	5,975	795,571
Cracker Barrel Old Country Store, Inc.	6,106	677,216
Dunkin’ Brands Group, Inc.	20,482	1,336,041
Hyatt Hotels Corp., Class A	5,906	297,013
Six Flags Entertainment Corp.	15,693	301,463
Texas Roadhouse, Inc.	5,381	282,879
Wendy’s Co. (The)	58,966	1,284,280
Wyndham Destinations, Inc.	9,054	255,142
		6,185,636
Household Durables – 2.5%
Leggett & Platt, Inc.	29,497	1,036,820
MDC Holdings, Inc.	3,283	117,203
Toll Brothers, Inc.	8,256	269,063
Whirlpool Corp.	7,361	953,470
		2,376,556
Investments	Shares	Value ($)
Household Products – 0.4%
WD-40 Co.	1,772	$351,388
Independent Power and Renewable Electricity Producers – 0.1%
Ormat Technologies, Inc.	1,567	99,489
Industrial Conglomerates – 1.7%
Carlisle Cos., Inc.	13,128	1,571,028
Insurance – 10.3%
American National Insurance Co.	1,905	137,293
Assurant, Inc.	3,687	380,830
Axis Capital Holdings Ltd.	2,694	109,269
Brown & Brown, Inc.	46,430	1,892,487
First American Financial Corp.	33,512	1,609,246
Hanover Insurance Group, Inc. (The)	5,543	561,672
Kemper Corp.	2,650	192,178
Mercury General Corp.	3,217	131,093
National General Holdings Corp.	3,904	84,365
Old Republic International Corp.	83,484	1,361,624
Primerica, Inc.	2,024	235,998
RenaissanceRe Holdings Ltd.	8,839	1,511,734
RLI Corp.	6,350	521,335
Safety Insurance Group, Inc.	956	72,905
Selective Insurance Group, Inc.	6,663	351,407
Unum Group	3,425	56,821
White Mountains Insurance Group Ltd.	499	443,097
		9,653,354
IT Services – 5.2%
Alliance Data Systems Corp.	3,366	151,874
Booz Allen Hamilton Holding Corp.	23,347	1,816,163
Genpact Ltd.	49,046	1,791,160
MAXIMUS, Inc.	6,676	470,324
Sabre Corp.	28,089	226,397
Science Applications International Corp.	5,611	435,863
		4,891,781
Leisure Products – 0.5%
Brunswick Corp.	4,413	282,476
Polaris, Inc.	2,315	214,253
		496,729
Life Sciences Tools & Services – 4.4%
Bio-Techne Corp.	6,578	1,737,052
Bruker Corp.	13,514	549,750
PerkinElmer, Inc.	18,679	1,832,223
		4,119,025
Machinery – 9.4%
AGCO Corp.	2,730	151,406
Albany International Corp., Class A	996	58,475
Allison Transmission Holdings, Inc.	13,733	505,100
Crane Co.	5,451	324,116
Donaldson Co., Inc.	17,675	822,241
Flowserve Corp.	3,595	102,529
Graco, Inc.	36,352	1,744,533
ITT, Inc.	3,016	177,160
Lincoln Electric Holdings, Inc.	5,859	493,562
Nordson Corp.	6,029	1,143,762
Oshkosh Corp.	1,573	112,658
Pentair plc	21,492	816,481

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares U.S. Small-Cap Quality Dividend ETF
Schedule of Investments
June 30, 2020
Investments	Shares	Value ($)
Machinery (continued)
Toro Co. (The)	26,603	$1,764,843
Watts Water Technologies, Inc., Class A	1,634	132,354
Woodward, Inc.	6,203	481,043
		8,830,263
Media – 1.3%
John Wiley & Sons, Inc., Class A	6,400	249,600
New York Times Co. (The), Class A	14,314	601,618
News Corp., Class A	30,497	361,694
		1,212,912
Multiline Retail – 0.1%
Nordstrom, Inc.	4,550	70,479
Multi-Utilities – 0.9%
Avista Corp.	3,296	119,942
Black Hills Corp.	3,087	174,909
MDU Resources Group, Inc.	15,211	337,380
NorthWestern Corp.	3,090	168,467
		800,698
Professional Services – 1.4%
Exponent, Inc.	5,460	441,878
ManpowerGroup, Inc.	1,975	135,781
Robert Half International, Inc.	13,287	701,952
		1,279,611
Road & Rail – 0.8%
Knight-Swift Transportation Holdings, Inc.	4,230	176,433
Landstar System, Inc.	5,125	575,589
		752,022
Semiconductors & Semiconductor Equipment – 3.2%
Entegris, Inc.	8,649	510,723
Monolithic Power Systems, Inc.	4,585	1,086,645
Teradyne, Inc.	16,262	1,374,302
		2,971,670
Software – 0.3%
J2 Global, Inc.*	4,307	272,245
Specialty Retail – 0.6%
Gap, Inc. (The)	14,198	179,179
Williams-Sonoma, Inc.	4,342	356,087
		535,266
Technology Hardware, Storage & Peripherals – 0.2%
Xerox Holdings Corp.	14,486	221,491

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.	4,950	$399,465
Columbia Sportswear Co.	2,795	225,221
Hanesbrands, Inc.	14,007	158,139
PVH Corp.	1,784	85,721
Ralph Lauren Corp.	2,059	149,319
Steven Madden Ltd.	3,619	89,353
		1,107,218
Thrifts & Mortgage Finance – 0.7%
MGIC Investment Corp.	20,740	169,861
New York Community Bancorp, Inc.	19,354	197,411
Radian Group, Inc.	9,830	152,463
TFS Financial Corp.	9,214	131,852
		651,587
Trading Companies & Distributors – 2.2%
Air Lease Corp.	2,525	73,957
MSC Industrial Direct Co., Inc., Class A	5,551	404,168
Watsco, Inc.	8,978	1,595,391
		2,073,516
Water Utilities – 0.3%
American States Water Co.	2,195	172,593
California Water Service Group	1,585	75,604
		248,197
TOTAL COMMON STOCKS (Cost $96,784,240)		93,697,718
Total Investments — 99.9% (Cost $96,784,240)		93,697,718
Other Assets Less Liabilities — 0.1%		113,961
Net Assets — 100.0%		$93,811,679

*
Non-income producing security.

As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,653,672
Aggregate gross unrealized depreciation	(5,758,502)
Net unrealized depreciation	$(3,104,830)
Federal income tax cost of investments (including derivative contracts, if any)	$96,802,548

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares Global Internet Giants ETF
Schedule of Investments
June 30, 2020
Investments	Shares	Value ($)
COMMON STOCKS – 99.9%
Entertainment – 9.0%
Activision Blizzard, Inc.	11,243	$853,344
Bilibili, Inc., ADR*	101,964	4,722,972
HUYA, Inc., ADR*	171,224	3,196,752
NetEase, Inc., ADR	2,361	1,013,766
Netflix, Inc.*	10,450	4,755,168
Spotify Technology SA*	12,571	3,245,706
Tencent Music Entertainment Group, ADR*	225,375	3,033,548
Ubisoft Entertainment SA*	21,039	1,734,439
Zynga, Inc., Class A*	206,323	1,968,321
		24,524,016
Interactive Media & Services – 22.4%
Alphabet, Inc., Class A*	9,541	13,529,615
Baidu, Inc., ADR*	8,614	1,032,733
Facebook, Inc., Class A*	51,143	11,613,041
IAC/interactivecorp*	4,776	1,544,558
LINE Corp.*	27,900	1,401,659
Match Group, Inc.*	19,006	2,034,592
Momo, Inc., ADR	84,197	1,471,764
Pinterest, Inc., Class A*	148,649	3,295,548
Snap, Inc., Class A*	186,810	4,388,167
Tencent Holdings Ltd.	231,400	14,886,367
Twitter, Inc.*	43,324	1,290,622
Z Holdings Corp.	187,900	916,118
Zillow Group, Inc., Class C*	61,764	3,558,224
		60,963,008
Internet & Direct Marketing Retail – 24.9%
Alibaba Group Holding Ltd., ADR*	68,564	14,789,255
Amazon.com, Inc.*	5,800	16,001,156
Booking Holdings, Inc.*	446	710,184
Chewy, Inc., Class A*	56,006	2,502,908
Delivery Hero SE*	38,211	3,903,702
Etsy, Inc.*	29,923	3,178,720
JD.com, Inc., ADR*	54,170	3,259,950
Meituan Dianping, Class B*	275,600	6,112,631
MercadoLibre, Inc.*	4,770	4,702,123
Pinduoduo, Inc., ADR*	77,600	6,661,184
Rakuten, Inc.	132,300	1,162,538
Trip.com Group Ltd., ADR*	47,144	1,221,972
Wayfair, Inc., Class A*	11,565	2,285,360
Zalando SE*	21,325	1,503,655
		67,995,338
IT Services – 7.7%
Kingsoft Cloud Holdings Ltd., ADR*	278	8,763
MongoDB, Inc.*	15,424	3,491,068
Okta, Inc.*	19,195	3,843,415
Shopify, Inc., Class A*	7,163	6,783,130
Twilio, Inc., Class A*	16,698	3,663,875
VeriSign, Inc.*	3,129	647,171
Wix.com Ltd.*	10,411	2,667,506
		21,104,928
Investments	Shares	Value ($)
Software – 35.9%
Adobe, Inc.*	9,876	$4,299,122
Anaplan, Inc.*	64,462	2,920,773
Atlassian Corp. plc, Class A*	18,424	3,321,295
Avalara, Inc.*	22,983	3,058,807
Coupa Software, Inc.*	14,079	3,900,446
Crowdstrike Holdings, Inc., Class A*	38,761	3,887,341
DocuSign, Inc.*	20,963	3,610,038
Elastic NV*	37,899	3,494,667
Fortinet, Inc.*	12,214	1,676,616
Guidewire Software, Inc.*	13,728	1,521,749
HubSpot, Inc.*	11,142	2,499,708
Intuit, Inc.	4,759	1,409,568
Kingsoft Corp. Ltd.	812,000	3,776,890
Microsoft Corp.	68,730	13,987,242
Palo Alto Networks, Inc.*	7,951	1,826,106
RingCentral, Inc., Class A*	10,195	2,905,677
salesforce.com, Inc.*	24,302	4,552,494
ServiceNow, Inc.*	10,657	4,316,724
Smartsheet, Inc., Class A*	71,749	3,653,459
Splunk, Inc.*	16,162	3,211,389
Temenos AG (Registered)	9,352	1,452,321
Trade Desk, Inc. (The), Class A*	8,272	3,362,568
VMware, Inc., Class A*	11,037	1,709,190
Workday, Inc., Class A*	12,396	2,322,515
Xero Ltd.*	48,368	3,000,786
Zendesk, Inc.*	34,574	3,060,836
Zoom Video Communications, Inc., Class A*	23,491	5,955,908
Zscaler, Inc.*	27,550	3,016,725
		97,710,960
TOTAL COMMON STOCKS (Cost $230,878,613)		272,298,250
Total Investments — 99.9% (Cost $230,878,613)		272,298,250
Other Assets Less Liabilities — 0.1%		214,212
Net Assets — 100.0%		$272,512,462

*
Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$42,063,211
Aggregate gross unrealized depreciation	(685,600)
Net unrealized appreciation	$41,377,611
Federal income tax cost of investments (including derivative contracts, if any)	$230,920,639

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares Global Internet Giants ETF
Schedule of Investments
June 30, 2020
O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of June 30, 2020:
Argentina	1.7%
Canada	2.5%
China	23.9%
France	0.6%
Germany	2.0%
Israel	1.0%
Japan	1.3%
New Zealand	1.1%
Switzerland	0.5%
United States	65.3%
Other(1)	0.1%
100.0%

(1)
Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares Europe Quality Dividend ETF
Schedule of Investments
June 30, 2020
Investments	Shares	Value ($)
COMMON STOCKS – 98.4%
Auto Components – 0.8%
Cie Generale des Etablissements Michelin SCA	1,336	$138,559
Beverages – 3.7%
Carlsberg A/S, Class B	389	51,386
Diageo plc	12,367	409,751
Heineken NV	1,525	140,553
Pernod Ricard SA	342	53,796
		655,486
Building Products – 1.8%
Assa Abloy AB, Class B	8,117	165,056
Geberit AG (Registered)	322	161,144
		326,200
Capital Markets – 5.2%
3i Group plc	39,432	405,661
Partners Group Holding AG	586	531,485
		937,146
Construction & Engineering – 1.9%
Vinci SA	3,748	345,184
Diversified Financial Services – 7.2%
Industrivarden AB, Class C*	16,212	367,337
Investor AB, Class B	17,481	922,586
		1,289,923
Diversified Telecommunication Services – 5.0%
Deutsche Telekom AG (Registered)	53,045	890,386
Electric Utilities – 7.9%
Enel SpA	77,545	668,713
Iberdrola SA	28,516	330,526
Red Electrica Corp. SA	8,890	165,798
SSE plc	14,233	239,965
		1,405,002
Electrical Equipment – 2.5%
Legrand SA	2,170	164,806
Schneider Electric SE	2,486	276,088
		440,894
Food & Staples Retailing – 1.0%
Koninklijke Ahold Delhaize NV	6,540	178,199
Food Products – 5.9%
Chocoladefabriken Lindt & Spruengli AG	6	49,390
Danone SA	2,265	156,605
Mowi ASA	4,987	94,420
Nestle SA (Registered)	6,728	743,698
		1,044,113
Health Care Equipment & Supplies – 2.2%
Coloplast A/S, Class B	1,027	159,097
Koninklijke Philips NV*	5,138	239,601
		398,698
Hotels, Restaurants & Leisure – 1.8%
Compass Group plc	23,364	321,018

Investments	Shares	Value ($)
Household Products – 1.8%
Henkel AG & Co. KGaA	719	$59,879
Reckitt Benckiser Group plc	2,802	257,307
		317,186
Industrial Conglomerates – 1.2%
Siemens AG (Registered)	1,786	210,143
IT Services – 2.0%
Amadeus IT Group SA	6,721	350,108
Machinery – 2.7%
Kone OYJ, Class B	5,071	348,678
Schindler Holding AG	532	125,203
		473,881
Personal Products – 5.6%
L’Oreal SA	697	223,656
Unilever plc	14,389	774,278
		997,934
Pharmaceuticals – 15.4%
GlaxoSmithKline plc	35,558	719,048
Novartis AG (Registered)	6,055	526,677
Novo Nordisk A/S, Class B	10,039	649,605
Roche Holding AG	2,471	856,264
		2,751,594
Professional Services – 7.8%
RELX plc	37,718	871,502
SGS SA (Registered)	43	105,055
Wolters Kluwer NV	5,356	418,204
		1,394,761
Software – 4.1%
SAP SE	5,211	727,612
Specialty Retail – 1.1%
Industria de Diseno Textil SA	7,640	202,251
Textiles, Apparel & Luxury Goods – 6.6%
Cie Financiere Richemont SA (Registered)	1,691	107,861
Hermes International	312	260,645
LVMH Moet Hennessy Louis Vuitton SE	1,834	804,374
		1,172,880
Tobacco – 0.9%
British American Tobacco plc	2,484	95,284
Imperial Brands plc	3,163	60,128
		155,412
Trading Companies & Distributors – 2.3%
Ferguson plc	5,129	419,028
TOTAL COMMON STOCKS (Cost $16,579,653)		17,543,598
Total Investments — 98.4% (Cost $16,579,653)		17,543,598
Other Assets Less Liabilities — 1.6%		277,307
Net Assets — 100.0%		$17,820,905

*
Non-income producing security.

See accompanying notes to the financial statements.

OSI ETF Trust
O’Shares Europe Quality Dividend ETF
Schedule of Investments
June 30, 2020
Abbreviations
OYJ	Public Limited Company
SCA	Limited partnership with share capital
As of June 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,280,943
Aggregate gross unrealized depreciation	(329,176)
Net unrealized appreciation	$951,767
Federal income tax cost of investments (including derivative contracts, if any)	$16,591,831
O’Shares Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of June 30, 2020:
Denmark	4.8%
Finland	2.0%
France	13.6%
Germany	10.6%
Italy	3.7%
Netherlands	5.5%
Norway	0.5%
Spain	5.9%
Sweden	8.2%
Switzerland	18.0%
United Kingdom	23.3%
United States	2.3%
Other(1)	1.6%
100.0%

(1)
Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

OSI ETF Trust
Statements of Assets and Liabilities
June 30, 2020
	O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares Europe Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$478,573,532	$93,697,718	$272,298,250	$17,543,598
Cash	1,386,857	248,536	313,972	83,114
Segregated cash balances with Authorized Participant for deposit securities	—	—	6,238,540	—
Foreign cash(2)	—	—	1	1,515
Due from Authorized Participant	—	—	5,672,784	—
Receivables:
Securities sold	1,656,406	—	—	—
Dividends	379,662	75,679	5,238	32,671
Capital shares issued	—	1,249,490	—	—
Foreign tax reclaims	—	—	706	239,473
Total Assets	481,996,457	95,271,423	284,529,491	17,900,371
LIABILITIES
Collateral upon return of deposit securities	—	—	6,238,540	—
Payables:
Securities purchased	—	1,248,611	5,691,795	3
Income distributions	1,026,861	175,396	—	69,758
Capital shares redeemed	1,657,858	—	—	—
Investment management fees	190,621	35,737	86,694	7,205
Accrued expenses and other liabilities	—	—	—	2,500
Total Liabilities	2,875,340	1,459,744	12,017,029	79,466
Net Assets	$479,121,117	$93,811,679	$272,512,462	$17,820,905
NET ASSETS CONSIST OF:
Paid-in capital	$501,822,764	$113,531,430	$238,434,903	$22,951,668
Distributable earnings (loss)	(22,701,647)	(19,719,751)	34,077,559	(5,130,763)
Net Assets	$479,121,117	$93,811,679	$272,512,462	$17,820,905
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	14,450,000	3,754,000	7,200,000	800,000
Net Asset Value	$33.16	$24.99	$37.85	$22.28
(1) Investments in securities, at cost	$453,341,689	$96,784,240	$230,878,613	$16,579,653
(2) Cost of foreign cash	$—	$—	$1	$1,515
See accompanying notes to the financial statements.

OSI ETF Trust
Statements of Operations
For the Year Ended June 30, 2020
	O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares Europe Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$16,860,934	$2,615,629	$98,081	$825,441
Special dividends (Note 3)	—	82,810	—	4,192
Foreign withholding tax on dividends	—	(565)	(854)	(74,782)
Total Investment Income	16,860,934	2,697,874	97,227	754,851
EXPENSES
Investment management fees (Note 4)	2,534,932	452,093	337,041	113,255
Total Expenses	2,534,932	452,093	337,041	113,255
Net Investment Income (Loss)	14,326,002	2,245,781	(239,814)	641,596
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(41,749,829)	(14,172,254)	(4,326,875)	(4,351,926)
In-kind redemptions of investments	16,100,399	4,039,475	9,187,424	55,203
Foreign currency transactions	—	—	(24,600)	(53,138)
Net Realized Gain (Loss)	(25,649,430)	(10,132,779)	4,835,949	(4,349,861)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	(713,435)	(589,841)	40,605,993	1,914,400
Translation of assets and liabilities denominated in foreign currencies	—	—	(21)	3,489
Net Change in Unrealized Appreciation (Depreciation)	(713,435)	(589,841)	40,605,972	1,917,889
Net Realized and Unrealized Gain (Loss)	(26,362,865)	(10,722,620)	45,441,921	(2,431,972)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,036,863)	$(8,476,839)	$45,202,107	$(1,790,376)
See accompanying notes to the financial statements.

OSI ETF Trust
Statements of Changes in Net Assets
	O’Shares U.S. Quality Dividend ETF		O’Shares U.S. Small-Cap Quality Dividend ETF
	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2020	Year Ended June 30, 2019
OPERATIONS
Net investment income (loss)	$14,326,002	$12,384,843	$2,245,781	$2,516,077
Net realized gain (loss)	(25,649,430)	17,024,316	(10,132,779)	5,968,739
Net change in unrealized appreciation (depreciation)	(713,435)	15,574,374	(589,841)	(7,662,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,036,863)	44,983,533	(8,476,839)	822,551
DISTRIBUTIONS
Distributable earnings	(14,484,046)	(12,107,636)	(1,994,051)	(2,452,943)
Tax return of capital	—	—	(175,670)	—
Total Distributions	(14,484,046)	(12,107,636)	(2,169,721)	(2,452,943)
CAPITAL TRANSACTIONS
Proceeds from shares issued	154,339,258	289,837,022	41,704,091	34,332,774
Cost of shares redeemed	(145,271,529)	(237,407,319)	(34,815,776)	(71,934,364)
Net Increase (Decrease) from Capital Transactions	9,067,729	52,429,703	6,888,315	(37,601,590)
Total Increase (Decrease) in Net Assets	(17,453,180)	85,305,600	(3,758,245)	(39,231,982)
NET ASSETS
Beginning of year	$496,574,297	$411,268,697	$97,569,924	$136,801,906
End of Year	$479,121,117	$496,574,297	$93,811,679	$97,569,924
SHARE TRANSACTIONS
Beginning of year	14,550,000	13,400,000	3,554,000	5,054,000
Shares issued in-kind	4,450,000	9,000,000	1,550,000	1,200,000
Shares redeemed in-kind	(4,550,000)	(7,850,000)	(1,350,000)	(2,700,000)
Shares Outstanding, End of Year	14,450,000	14,550,000	3,754,000	3,554,000
See accompanying notes to the financial statements.

OSI ETF Trust
Statements of Changes in Net Assets
	O’Shares Global Internet Giants ETF		O’Shares Europe Quality Dividend ETF
	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2020	Year Ended June 30, 2019
OPERATIONS
Net investment income (loss)	$(239,814)	$(139,180)	$641,596	$979,353
Net realized gain (loss)	4,835,949	(2,098,870)	(4,349,861)	(414,151)
Net change in unrealized appreciation (depreciation)	40,605,972	3,516,406	1,917,889	435,828
Net Increase (Decrease) in Net Assets Resulting from Operations	45,202,107	1,278,356	(1,790,376)	1,001,030
DISTRIBUTIONS
Distributable earnings	—	—	(675,654)	(1,031,170)
Total Distributions	—	—	(675,654)	(1,031,170)
CAPITAL TRANSACTIONS
Proceeds from shares issued	217,409,165	8,374,599	1,198,543	5,975,740
Cost of shares redeemed	(38,933,266)	(12,553,104)	(6,409,340)	(21,146,226)
Net Increase (Decrease) from Capital Transactions	178,475,899	(4,178,505)	(5,210,797)	(15,170,486)
Total Increase (Decrease) in Net Assets	223,678,006	(2,900,149)	(7,676,827)	(15,200,626)
NET ASSETS
Beginning of year	$48,834,456	$51,734,605	$25,497,732	$40,698,358
End of Year	$272,512,462	$48,834,456	$17,820,905	$25,497,732
SHARE TRANSACTIONS
Beginning of year	1,950,000	2,150,000	1,050,000	1,700,000
Shares issued in-kind	6,700,000	350,000	50,000	250,000
Shares redeemed in-kind	(1,450,000)	(550,000)	(300,000)	(900,000)
Shares Outstanding, End of Year	7,200,000	1,950,000	800,000	1,050,000
See accompanying notes to the financial statements.

OSI ETF Trust
Financial Highlights for a share outstanding throughout the period
		PER SHARE OPERATING PERFORMANCE									RATIOS/SUPPLEMENTAL DATA
		Investment Operations			Distributions					Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Expenses	Expenses net of reimbursements	Net investment income before reimburse- ments	Net investment income net of reimburse- ments	Net investment income (loss) net of reimburse- ment excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O’Shares U.S. Quality Dividend ETF
Year ended June 30, 2020	$34.13	$0.93	$(0.96)	$(0.03)	$(0.94)	$—	$—	$(0.94)	$33.16	0.48%	0.48%	2.71%	2.71%	2.71%	$0.93	(0.12)%	(0.15)%	64%(13)	$479,121
Year ended June 30, 2019	30.69	0.89	3.44	4.33	(0.89)	—	—	(0.89)	34.13	0.48	0.48	2.76	2.76	2.71	0.88	14.31	14.16	15	496,574
Year ended June 30, 2018	29.25	0.78	1.46	2.24	(0.80)	—	—	(0.80)	30.69	0.48(12)	0.48(12)	2.53	2.54	2.54	0.78	7.67	7.70	18	411,269
Year ended June 30, 2017	27.71	0.69	1.49	2.18	(0.64)	—	—	(0.64)	29.25	0.48(12)	0.48(12)	2.46	2.47	2.45	0.68	8.00	8.15	17	413,932
For the period 07/14/15* – 06/30/16	25.00	0.69	2.60	3.29	(0.58)	—	—	(0.58)	27.71	0.49(12)	0.48(12)	2.74	2.76	2.75	0.69	13.39	13.27	7	213,332
O’Shares U.S. Small-Cap Quality Dividend ETF
Year ended June 30, 2020	27.45	0.64	(2.48)	(1.84)	(0.57)	—	(0.05)	(0.62)	24.99	0.48	0.48	2.38	2.38	2.30	$0.62	(6.82)	(6.78)	101(13)	93,812
Year ended June 30, 2019	27.07	0.58	0.38(8)	0.96	(0.58)	—	—	(0.58)	27.45	0.48	0.48	2.16	2.16	2.03	0.54	3.65	3.53	52	97,570
Year ended June 30, 2018	25.41	0.66	1.70	2.36	(0.66)	—(9)	(0.04)	(0.70)	27.07	0.48	0.48	2.51	2.51	2.51	0.66	9.39	9.35	64	136,802
For the period 12/30/16** – 06/30/17	25.00	0.38	0.25	0.63	(0.22)	—	—	(0.22)	25.41	0.48	0.48	2.99	2.99	2.86	0.36	2.52	2.68	7	38,223
O’Shares Global Internet Giants ETF
Year ended June 30, 2020	25.04	(0.10)	12.91	12.81	—	—	—	—	37.85	0.48	0.48	(0.34)	(0.34)	(0.34)	$(0.10)	51.16	51.46	38	272,512
Year ended June 30, 2019	24.06	(0.06)	1.04	0.98	—	—	—	—	25.04	0.48	0.48	(0.28)	(0.28)	(0.31)	(0.07)	4.07	3.69	55	48,834
For the period 06/05/18** – 06/30/18	25.00	(0.01)	(0.93)	(0.94)	—	—	—	—	24.06	0.48	0.48	(0.48)	(0.48)	(0.48)	(0.01)	(3.76)	(3.52)	8	51,735
O’Shares Europe Quality Dividend ETF
Year ended June 30, 2020	24.28	0.64	(1.95)	(1.31)	(0.69)	—	—	(0.69)	22.28	0.48	0.48	2.72	2.72	2.70	$0.63	(5.44)	(4.70)	72(13)	17,821
Year ended June 30, 2019	23.94	0.76	0.44	1.20	(0.86)	—	—	(0.86)	24.28	0.48	0.48	3.23	3.23	3.15	0.74	5.16	5.25	35	25,498
Year ended June 30, 2018	24.69	0.69	(0.55)	0.14	(0.89)	—	—	(0.89)	23.94	0.60(12)	0.58(12)	2.75	2.77	2.76	0.69	0.53	(0.41)	30	40,698
Year ended June 30, 2017	23.17	0.75	1.34	2.09	(0.57)	—	—	(0.57)	24.69	0.61(12)	0.58(12)	3.21	3.24	3.05	0.70	9.18	8.91	30	62,947
For the period 08/19/15* – 06/30/16	25.00	1.04	(2.32)(8)	(1.28)	(0.55)	—	—	(0.55)	23.17	0.66(12)	0.58(12)	5.14	5.22	5.21	1.04	(5.06)	(4.24)	7	25,483

*
Commencement of Prior Fund investment operations.

**
Commencement of investment operations.

(1)
Net investment income (loss) per share is based on average shares outstanding.

(2)
Annualized for periods less than one year.

(3)
Not annualized for periods less than one year.

(4)
Had certain expenses not been waived during the periods, if applicable, total returns would have been lower.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(7)
In-kind transactions are not included in portfolio turnover calculations.

(8)
The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)
Per share amount is less than $0.01.

(10)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(11)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(12)
Reference Note 4 in the Notes to the Financial Statements.

(13)
Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

See accompanying notes to the financial statements.

OSI ETF Trust
Notes to Financial Statements
June 30, 2020
1. Organization
OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares U.S. Quality Dividend ETF (formerly known as O’Shares FTSE U.S. Quality Dividend ETF), O’Shares U.S. Small-Cap Quality Dividend ETF (formerly known as O’Shares FTSE Russell Small Cap Quality Dividend ETF) and O’Shares Europe Quality Dividend ETF (formerly known as O’Shares FTSE Europe Quality Dividend ETF) are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act. O’Shares Investment Advisers, LLC (the “Adviser”) is the investment adviser to each Fund.
Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.
2. Significant Accounting Policies
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investment Valuation
The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.
When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 — Quoted prices in active markets for identical assets.

•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of June 30, 2020 for each Fund based upon the three levels defined above:
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
O’Shares U.S. Quality Dividend ETF
Investments
Common Stocks*	$478,573,532	$—	$—	$478,573,532
Total Investments	$478,573,532	$—	$—	$478,573,532
O’Shares U.S. Small-Cap Quality Dividend ETF
Investments
Common Stocks*	$93,697,718	$—	$—	$93,697,718
Total Investments	$93,697,718	$—	$—	$93,697,718
O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$272,298,250	$—	$—	$272,298,250
Total Investments	$272,298,250	$—	$—	$272,298,250
O’Shares Europe Quality Dividend ETF
Investments
Common Stocks*	$17,543,598	$—	$—	$17,543,598
Total Investments	$17,543,598	$—	$—	$17,543,598

*
See Schedules of Investments for segregation by industry type.

Real Estate Investment Trusts (“REITs”)
Certain Funds may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.
REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Taxes and Distributions
Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. As of June 30, 2020 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management is also not aware of any tax change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change based upon ongoing analysis of tax law, regulation, and interpretations thereof.
Each Fund intends to pay income dividends monthly from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.
The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
The tax character of the distributions paid for the tax year ended June 30, 2020 and June 30, 2019 were as follows:
	Year Ended June 30, 2020				Year Ended June 30, 2019
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital gains	Tax Return of Capital	Total Distributions	Distributions Paid from Ordinary Income	Distributions Paid from Net Long Term Capital gains	Tax Return of Capital	Total Distributions
O’Shares U.S. Quality Dividend ETF	$14,484,046	$—	$—	$14,484,046	$12,107,636	$—	$—	$12,107,636
O’Shares U.S. Small-Cap Quality Dividend ETF	1,994,051	—	175,670	2,169,721	2,452,943	—	—	2,452,943
O’Shares Europe Quality Dividend ETF	675,654	—	—	675,654	1,031,170	—	—	1,031,170
At June 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
O’Shares U.S. Quality Dividend ETF	$28,993	$—	$(47,867,048)	$25,136,408
O’Shares U.S. Small-Cap Quality Dividend ETF	—	—	(16,614,921)	(3,104,830)
O’Shares Global Internet Giants ETF	—	—	(7,319,853)	41,397,412
O’Shares Europe Quality Dividend ETF	32,803	—	(6,120,332)	956,766

*
The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to mark to market of Passive Foreign Investment Companies (“PFICs”), non-taxable special dividends, investment in partnerships and tax deferral of losses on wash sales. Additionally, these amounts may differ from the tax unrealized appreciation (depreciation) disclosed at the end of each Schedule of Investments due to foreign currency translation of non-investment assets/liabilities.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, distributions from investments in real estate investment trusts, investment in partnerships, net operating losses, non-taxable special dividends, foreign currency gains (losses), PFICs, and tax return of capital resulted in reclassifications, as of June 30, 2020, among the Funds’ components of net assets.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses for an unlimited period. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. For the tax year ended June 30, 2020, the following Funds had available capital loss carryforwards to offset future net capital gains to the extent provided by regulations and utilized capital loss carryforwards to offset net capital gains:
Fund	Capital Loss Carryforwards	Utilized Capital Loss Carryforwards
O’Shares U.S. Quality Dividend ETF	$6,895,513	$570,294
O’Shares U.S. Small-Cap Quality Dividend ETF	7,244,580	—
O’Shares Global Internet Giants ETF	5,606,943	—
O’Shares Europe Quality Dividend ETF	2,330,424	—
Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2020, the Funds will elect to treat the following losses as arising on July 1, 2020:
Fund	Ordinary Late Year Loss Deferrals	Post-October Capital Losses	Total
O’Shares U.S. Quality Dividend ETF	$—	$40,971,535	$40,971,535
O’Shares U.S. Small-Cap Quality Dividend ETF	—	9,370,341	9,370,341
O’Shares Global Internet Giants ETF	168,210	1,544,700	1,712,910
O’Shares Europe Quality Dividend ETF	—	3,789,908	3,789,908

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
3.
Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
4. Investment Management Fees
The Adviser acts as the investment adviser to the O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF pursuant to investment advisory agreements with the Trust (the “Advisory Agreements”). Pursuant to the Advisory Agreements, the Adviser has the overall responsibility for the Funds’ investment program.
Vident Investment Advisory, LLC (“Vident”) acts as the sub-adviser (“sub-adviser”) to all Funds in the Trust pursuant to the sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”). Effective May 1, 2020, Vident replaced AGF Investments, LLC as the sub-adviser to O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF.
The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.
Under the Advisory Agreements, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.
Fund	Management Fee
O’Shares U.S. Quality Dividend ETF	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF	0.48%
O’Shares Global Internet Giants ETF	0.48%
O’Shares Europe Quality Dividend ETF	0.48%
Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fee it receives from the Funds.
Under the Advisory Agreements, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
On June 28, 2018, the O’Shares FTSE U.S. Quality Dividend ETF the (“OUSA Prior Fund”), and O’Shares FTSE Europe Quality Dividend ETF the (“OEUR Prior Fund”) series of FQF Trust (each, a “Prior Fund” and collectively, the “Prior Funds”) were reorganized into corresponding newly created, identically named exchange traded funds of the OSI ETF Trust (each, a “New Fund”) via a tax-free reorganization. At the time of the reorganization, each New Fund had the same name, ticker symbol and underlying index as the corresponding Prior Fund, was managed in accordance with the same investment objective, and was subject to substantially the same investment strategies, policies, and risks as the corresponding Prior Fund. Also at the time of the reorganization, each New Fund was operated in a substantially similar manner as the corresponding Prior Fund, except that each New Fund was advised by O’Shares Investment Advisers, LLC and sub-advised by the Prior Funds’ former investment adviser, AGF Investments, LLC. The same portfolio managers who managed the Prior Funds continued to manage the New Funds at the time of the reorganization. All of the assets and liabilities of each Prior Fund were transferred to the corresponding New Fund in exchange for shares of beneficial interest of the corresponding New Fund. Each New Fund has adopted the financial performance and operating history of the corresponding Prior Fund. The information for the periods prior to June 28, 2018 is that of the Prior Funds.
Prior to June 28, 2018, when the Prior Funds became part of the Trust in connection with the tax-free reorganizations, the unitary management fee was 0.48% for the OUSA Prior Fund and was 0.58% for the OEUR Prior Fund.
Prior to June 28, 2018, AGF Investments, LLC, the former investment adviser of the Prior Funds bore all of the costs of the Prior Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).
AGF Investments, LLC had agreed to waive its fees and reimburse expenses for each Prior Fund until at least November 1, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for each Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto)) were limited to the ratios below:
Fund	Expense Limitation
OUSA Prior Fund	0.48%
OEUR Prior Fund	0.58%
5. Administration, Fund Accounting and Transfer Agency Fees
JPMorgan Chase Bank, N.A. (“Administrator”) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.
7. Distribution, Service Plan and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has entered into a Distribution Agreement (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
transfer agent. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.
No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer, AML Compliance Officer, and Principal Financial Officer and Treasurer. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.
8. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.
Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If a shareholder buys or sells Fund shares on the secondary market, a shareholder will pay or receive the market price, which may be higher or lower than NAV. Authorized participant transaction will be priced at NAV if the authorized participant purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.
9. Investment Transactions
For the year ended June 30, 2020, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:
Fund	Purchases	Sales
O’Shares U.S. Quality Dividend ETF	$332,975,080	$332,541,754
O’Shares U.S. Small-Cap Quality Dividend ETF	95,314,216	95,259,270
O’Shares Global Internet Giants ETF	29,650,866	29,238,173
O’Shares Europe Quality Dividend ETF	16,818,375	16,901,333
10. In-Kind Transactions
During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
For the year ended June 30, 2020 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:
Fund	Value	Realized Gain
O’Shares U.S. Quality Dividend ETF	$144,248,582	$16,100,399
O’Shares U.S. Small-Cap Quality Dividend ETF	34,721,724	4,039,475
O’Shares Global Internet Giants ETF	39,002,701	9,187,424
O’Shares Europe Quality Dividend ETF	6,302,061	55,203
During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the year ended June 30, 2020, the value of the securities received for subscriptions were as follows:
Fund	Value
O’Shares U.S. Quality Dividend ETF	$153,705,483
O’Shares U.S. Small-Cap Quality Dividend ETF	41,571,672
O’Shares Global Internet Giants ETF	216,600,328
O’Shares Europe Quality Dividend ETF	1,182,785
11. Principal Risks
Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.
Authorized Participants Concentration Risk.   Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
Concentration Risk.   To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.
Depositary Receipts Risk.   The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Europe Risk.   Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent withdrawal of the United Kingdom from membership in the E.U. In addition, if one or more other countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.
Flash Crash Risk.   Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
Foreign Investment Risk.   Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.
Index-Related Risk.   Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.
There is no assurance that the Index Provider or index calculation agent will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider or index calculation agent errors will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.
Internet Companies Risk.   Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.
Market Risk.   The value of the securities in which each Fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent a Fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Mid-Capitalization Securities Risk.   The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.
Multifactor Risk.   A Fund’s Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
in creating an index that achieves the specific factor exposures identified above.
Non-Diversification Risk.   The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
REIT Risk.   A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.
REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.
Sampling Risk.   To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund’s Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.
Sector Risk.   To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.
Volatility Risk.   There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.
The Funds’ prospectus contain additional information regarding the principal risks associated with an investment in a Fund.
12. Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
13. New Accounting Pronouncements
On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition,

OSI ETF Trust
Notes to Financial Statements (continued)
June 30, 2020
the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.
14. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of OSI ETF Trust
and the Shareholders of O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of O’Shares U.S. Quality Dividend ETF (formerly, O’Shares FTSE U.S. Quality Dividend ETF), O’Shares U.S. Small-Cap Quality Dividend ETF (formerly, O’Shares FTSE Russell Small Cap Quality Dividend ETF), O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF (formerly, O’Shares FTSE Europe Quality Dividend ETF), each a series of shares of beneficial interest in OSI ETF Trust (the “Funds”), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights of O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF for the year ended June 30, 2017 and for the periods from July 14, 2015 and August 19, 2015 (commencements of operations, respectively) to June 30, 2016 were audited by other auditors whose report dated August 24, 2017 expressed an unqualified opinion on those financial highlights.
Fund	Financial Highlights Presented
O’Shares U.S. Quality Dividend ETF	For each of the years in the three-year period ended June 30, 2020
O’Shares U.S. Small-Cap Quality Dividend ETF	For each of the years in the three-year period ended June 30, 2020 and for the period from December 30, 2016 (commencement of operations) to June 30, 2017
O’Shares Global Internet Giants ETF	For each of the years in the two-year period ended June 30, 2020 and for the period from June 5, 2018 (commencement of operations) to June 30, 2018
O’Shares Europe Quality Dividend ETF	For each of the years in the three-year period ended June 30, 2020
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the OSI ETF Trust since 2017.
Philadelphia, Pennsylvania
August 21, 2020

OSI ETF Trust
Expense Examples (Unaudited)
June 30, 2020
As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2020.
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2020.
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares U.S. Quality Dividend ETF
Actual	$1,000.00	$917.30	$2.29	0.48%
Hypothetical	$1,000.00	$1,022.48	$2.41	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF
Actual	$1,000.00	$856.00	$2.22	0.48%
Hypothetical	$1,000.00	$1,022.48	$2.41	0.48%
O’Shares Global Internet Giants ETF
Actual	$1,000.00	$1,445.20	$2.92	0.48%
Hypothetical	$1,000.00	$1,022.48	$2.41	0.48%
O’Shares Europe Quality Dividend ETF
Actual	$1,000.00	$879.80	$2.24	0.48%
Hypothetical	$1,000.00	$1,022.48	$2.41	0.48%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one half year period).

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreement
At the February 19, 2020 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of OSI ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between O’Shares Investment Advisers, LLC (the “Adviser”) and the Trust, on behalf of the O’Shares FTSE U.S. Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF (each a “Fund” and collectively, the “Funds). Under the Investment Advisory Agreement, the Adviser is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”).
In considering approval of the continuation of the Investment Advisory Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement, reviewed the information provided by the Adviser in connection with the consideration of approving the continuation of the Investment Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Investment Advisory Agreement
In considering the approval of the continuation of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting by the Adviser including: (i) a copy of the Investment Advisory Agreement; (ii) information describing the nature, extent and quality of the services that the Adviser provides and expect to provide to each Fund, and the fees that the Adviser charge for such services; (iii) information concerning the financial condition, businesses, operations and compliance programs of the Adviser (iv); a copy of the current Form ADV for the Adviser; and (v) memoranda on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act.
In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the Unified Fee of each Fund with the net expense ratios (i.e., after fee waivers and reimbursements) of other U.S.-listed ETFs having similar investment objectives and strategies (each a “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful for the purpose of reviewing the Investment Advisory Agreement.
During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant. In particular, the Board considered and reviewed the following with respect to each Fund:
(a) The nature, extent and quality of services provided and to be provided to each Fund by the Adviser; Personnel and operations of the Adviser; Possible conflicts of interest. The Board reviewed the services that the Adviser provides and expects to provide to each Fund. In connection with the advisory services provided and to be provided to each Fund, the Board noted the Adviser’s responsibilities as each Fund’s investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the sub-adviser to the Funds; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; responsibility for general oversight of compliance by each Fund and the sub-adviser with relevant law and compliance policies and procedures; and implementation of Board directives as they relate to each Fund.
The Board considered the experience and background of the personnel dedicated by the Adviser to the management of the Funds, and the Adviser’s procedures to manage potential conflicts of interest. The Board also considered the financial strength and resources of the Adviser’s parent organizations. Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to benefit from the nature, extent and quality of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreement  (continued)
(b) Comparison of services provided and fees charged by the Adviser and other investment advisers to similar clients, and the cost of the services provided. The Board compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement for the Funds to the contractual advisory fees of other registered investment advisers providing services to similar ETFs in each Fund’s Peer Group. In particular, the Board compared each Fund’s Unified Fee to the net expense ratios of the other ETFs in the Peer Group.
The Board considered the appropriateness of the Unified Fee of each Fund compared to the net expense ratios of the ETFs in the Peer Group. The Board noted that the Unified Fee of the O’Shares FTSE U.S. Quality Dividend ETF was above the median and average, but below the maximum, net expense ratio of the other ETFs in the respective Peer Group. The Board noted that the Unified Fee of the O’Shares FTSE Europe Quality Dividend ETF was below the median, average and maximim net expense ratio of the other ETFs in the respective Peer Group.
The Board received information regarding the costs and the profitability of the Adviser in connection with serving as adviser to the Funds. The Board noted the Adviser’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval. The Board also considered the Adviser’s representation that it would continue to monitor the Funds’ expense ratios as compared to those of their peer groups and seek to ensure that the Funds remain competitive.
After (i) comparing each Fund’s Unified Fee with the net expense ratios of the other ETFs in the Peer Group, (ii) the nature, extent and quality of services provided and to be provided by the Adviser and the costs incurred by the Adviser in rendering those services, and (iii) the Adviser absorbing each Fund’s ordinary operating expenses under the Unified Fee, the Board concluded that the fees paid to the Adviser with respect to the Funds were fair and reasonable.
(c) The Adviser’s profitability and the extent to which economies of scale were realized as each Fund grew and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser the adviser’s profitability with respect to the Funds. The Board acknowledged the Adviser’s contractual obligation to limit each Fund’s expenses through the Unified Fee, and the effect of such obligation on the Adviser’s profitability based on information presented to the Board.
The Board noted that the Funds had not yet reached a size sufficient to experience economies of scale, though the Board would address economies of scale for each Fund when assets under management reached appropriate levels. The Board considered fall-out benefits received and to be received by the Adviser from their relationship with the Funds and the Trust. The Board noted that none of the other service providers to each Fund or the Trust were affiliates of the Adviser. The Board also noted the Adviser’s potential positive reputational benefits from the success of each Fund.
(d) Investment performance of the Adviser. The Board discussed with the representatives from the Adviser the performance of the Funds, including tracking difference with respect to each Fund’s underlying index. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Adviser in reaching such objectives. The Board also considered each Fund’s investment performance compared to: (i) its corresponding underlying index that it seeks to track, and (ii) the secondary benchmark index that each Fund uses for comparison purposes, if any. In addition, consideration was given to tracking difference data provided to the Board for the Meeting and throughout the year by the Adviser. The Board also considered each Fund’s investment performance compared to the Fund’s respective Peer Group.
The Board considered that the O’Shares FTSE U.S. Quality Dividend ETF underperformed its Peer Group for the 1-year period ended December 31, 2019 and outperformed its Peer Group for the since-inception period ended December 31, 2019. The Board also considered that the O’Shares FTSE Europe Quality Dividend ETF outperformed its Peer Group for the 1-year period ended December 31, 2019 and underperformed its Peer Group for the since-inception period ended December 31, 2019.. The Board discussed with the Adviser the reasons for the relative outperformance compared to each Fund’s respective Peer Group. The Board received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value (“NAV”) of the Funds, and by how much, measured in basis points. The Board concluded that the performance of the Funds, including the tracking difference, was reasonable in light of the respective investment objectives and policies of the Funds.

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreement  (continued)
Conclusion.   No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the Unified Fees were reasonable in relation to the services provided and to be provided by the Adviser to each Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board, including the Independent Trustees, determined that the approval of the continuation of the Investment Advisory Agreement on behalf of each Fund would be in the best interest of each Fund and its shareholders.

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreement  (continued)
BOARD CONSIDERATIONS IN APPROVING THE SUB-ADVISORY AGREEMENT
At an in-person meeting held on February 19, 2020 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of the OSI ETF Trust (the “Trust”), including a majority of Trustees who are not considered to be “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust (“Independent Trustees”), considered the appointment of Vident Investment Advisory, LLC (the “Sub-Adviser” or “Vident”) to replace AGF Investments, LLC (“AGF”) as the sub-adviser to the O’Shares FTSE U.S. Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF (each, a “Fund,” and collectively, the “Funds”) series of the Trust.
The Board acknowledged that the proposed sub-advisory agreement between O’Shares Investment Advisers, LLC (the “Adviser”) and Vident (the “Sub-Advisory Agreement”) was currently in effect for all other series of the Trust (collectively, the “Existing Vident Sub-Advised Funds”), which was most recently approved at an in-person meeting of the Board held on November 13, 2019, and approval at the Meeting was being considered to amend such agreement to add the Funds and update the corresponding sub-advisory fee schedule applicable to the Funds. In considering approval of the Sub-Advisory Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Sub-Advisory Agreement, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the Sub-Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Sub-Advisory Agreement.
In considering the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting by the Adviser and Sub-Adviser, including: (i) a copy of the Sub-Advisory Agreement; (ii) information describing the nature, extent and quality of the services that the Sub-Adviser expects to provide to each Fund, and the fees that the Sub-Adviser charges for such services; (iii) information concerning the financial condition, businesses, operations and compliance program of the Sub-Adviser; (iv) a copy of the current Form ADV for the Sub-Adviser; and (v) memoranda on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act.
During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant. In particular, the Board considered and reviewed the following with respect to each Fund:
(a) The nature, extent and quality of services to be provided to each Fund by the Sub-Adviser; personnel and operations of the Sub-Adviser; Possible conflicts of interest. The Board reviewed the services that the Sub-Adviser expects to provide to each Fund, and noted that they are the same as the services that AGF currently provides to the Funds, including: implementation of the investment management program of the Funds; management of the day-to-day investment and reinvestment of the assets of the Funds; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general Fund portfolio compliance with relevant law and the Trust’s compliance policies and procedures.
The Board considered the experience and background of the personnel dedicated by the Sub-Adviser to the management of the Funds, the Sub-Adviser’s experience serving as investment sub-adviser to the Existing Vident Sub-Advised Funds, and the Sub-Adviser’s procedures to manage potential conflicts of interest. The Board also considered the financial strength and resources of the Sub-Advisers’ parent organization. Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to benefit from the nature, extent and quality of these services, as well as the Sub-Adviser’s ability to render such services based on its experience, personnel, operations and resources.
(b) Comparison of services to be provided, as well as fees to be charged, by the Sub-Adviser and other investment advisers to similar clients, and the cost of the services provided. The Board considered whether the sub-advisory fees to be paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were the product of arms-length negotiations between the Adviser and Sub-Adviser, and noted that the sub-advisory fees would be paid entirely by the Adviser from the unified advisory fee. The Board also considered information about the fee rates charged to other comparable accounts and clients (including other ETFs) that are managed by the Sub-Adviser, including other series of the Trust, as well as the sub-advisory fees currently paid to AGF for its management of the Funds.

OSI ETF Trust
Board Review and Approval of Investment Advisory and Sub-Advisory Agreement  (continued)
After considering the nature, extent and quality of services to be provided by the Sub-Adviser and the costs to be incurred by the Sub-Adviser in rendering those services, the Board concluded that the fees to be paid to Sub-Adviser with respect to the Funds were fair and reasonable.
(c) The Sub-Adviser’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Sub-Adviser the Sub-Adviser’s profitability with respect to the Funds and the Trust.
The Board considered the extent to which the Sub-Adviser may realize economies of scale, if any, and whether the Funds’ proposed sub-advisory fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the current asset levels of the Funds and determined that economies of scale were not an issue at this time. The Board considered fall-out benefits received and to be received by the Sub-Adviser from their relationship with the Funds and the Trust. The Board noted that none of the other service providers to each Fund or the Trust were affiliates of the Sub-Adviser. The Board also noted the Sub-Adviser’s potential positive reputational benefits from the success of each Fund.
(d) Investment performance of the Sub-Adviser. The Board noted that it was not yet possible to assess the Sub-Adviser’s investment performance with respect to the Funds. The Board discussed with the representative from the Sub-Adviser the performance of the Existing Vident Sub-Advised Funds, including tracking difference with respect to each such Existing Vident Sub-Advised Fund’s underlying index. In particular, the Board considered the investment performance of the Existing Vident Sub-Advised Funds relative to their stated objectives and the success of the Sub-Adviser in reaching such objectives. The Board also compared the investment performance and tracking difference achieved by the Sub-Adviser with respect to each Existing Vident Sub-Advised Fund with the investment performance and tracking difference achieved by AGF with respect to each Fund.
Conclusion.   No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the sub-advisory fees were reasonable in relation to the services to be provided by the Sub-Adviser to each Fund, as well as the costs to be incurred, as well as benefits to be gained, by the Sub-Adviser in providing such services. As a result, the Board, including the Independent Trustees, determined that the approval of the Sub-Advisory Agreement on behalf of each Fund would be in the best interest of each Fund and its shareholders.

OSI ETF Trust
Additional Information (Unaudited)
Proxy Voting Information
A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month year ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
OSI ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT and, for periods prior to March 31, 2020, on Form N-Q. The Forms N-Q and Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended June 30, 2020 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2020. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
As of June 30, 2020, the Funds federal tax information were as follows:
Fund	QDI	DRD
O’Shares U.S. Quality Dividend ETF	100%	100%
O’Shares U.S. Small-Cap Quality Dividend ETF	100%	100%
O’Shares Europe Quality Dividend ETF	100%	—%
For the tax year ended June 30, 2020, foreign taxes which are expected to be passed through to shareholders for foreign tax credits and gross income derived from sources within foreign countries were as follows:
Fund	Foreign Taxes Paid	Foreign Source Income
O’Shares Europe Quality Dividend ETF	$68,477	$829,566

OSI ETF Trust
Trustees and Officers of the Trust (Unaudited)
Trustees
Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Richard M. Goldman*** Year of Birth: 1961	Trustee	Since 2016	Managing Member, Becket Capital, LLC (advisory services firm) (2012 to present).	8	Harvest Volatility Edge Trust (2017 to 2019); Axonic Alternative Income Fund (2018 to 2020); Silver Spike Acquisition Corp. (2019 to present)
Charles A. Baker**** Year of Birth: 1953	Trustee	Since 2016	Chief Executive Officer of Investment Innovations LLC (investment consulting) (2013 to present).	8	Global X Funds (July 2018 to present)
Jeffrey D. Haroldson Year of Birth: 1957	Lead Independent Trustee	Trustee since 2016 and Lead Independent since February 2019	Chief Operating Officer and Chief Legal Officer, Bridgeton Holdings LLC (real estate investment and development) (2013 to present); Senior Managing Director, Lexden Capital, LLC (real estate and green energy financing) (2014 to 2018); President, Ridgewood Capital Advisors LLC (consulting and business advisory services) (2012 to 2018).	8	None
Interested Trustee*****
Connor O’Brien Year of Birth: 1961	Trustee	Since 2016	Chief Executive Officer/Director, O’Shares Investment Advisers, LLC (2016 to present); Chief Executive Officer and President, O’Shares Investments, Inc. (2015 to present); President, Beanstox Inc. (2017 to present); President and Chief Investment Officer, Stanton Asset Management Inc. (2002 to present); President, Chief Executive Officer and Director, O’Leary Funds Management LP (2008 to present).	8	None

*
Each Independent Trustee may be contacted by writing to the Independent Trustees of OSI ETF Trust, 75 State Street, Suite 100, Boston, MA 02109.

**
Each Trustee serves until his successor is duly elected or appointed and qualified.

***
Chair of the Nominating and Governance Committee. Mr. Goldman’s FINRA Series 7 and 24 licenses are held by Foreside.

****
Chair of the Audit Committee.

*****
Mr. O’Brien is considered to be an interested person of the Trust because of his relationship with the Adviser.

OSI ETF Trust
Trustees and Officers of the Trust (Unaudited)
Officers
Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Kevin Beadles 75 State Street, Suite 100 Boston, MA 02109 Year of Birth: 1966	President and Secretary	Since 2016	Director, Strategic Development, O’Shares Investment Advisers LLC (2017 to present); Director of Capital Markets and Strategic Development, O’Shares Investments, Inc. (2015 to 2017); Director, Product Development William O’Neil & Co. (2014-2015); Chief Strategy Officer, Managing Director of Capital Markets and Portfolio Risk Management and Head of Global Product Development, Wedbush Securities, Inc. and Lime Brokerage, LLC (a wholly owned subsidiary of Wedbush Securities, Inc.) (2004 to 2013).
Joshua G. Hunter 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1981	Principal Financial Officer and Treasurer	Since 2016	Fund Principal Financial Officer, Foreside Fund Officer Services, LLC (2015 to present); Vice President/Assistant Vice President, Treasury Services, JPMorgan Chase & Co. (2008 to 2015).**
Kenneth A. Kalina 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer	Since 2017	Fund Chief Compliance Officer/Director (“CCO”), Foreside Fund Officer Services, LLC (2017 to present); Chief Compliance Officer, Henderson Global Funds (2005 to 2017); Chief Compliance Officer, Henderson Global Investors (North America) Inc. (2005 to 2015).**

*
Each officer serves until his successor is duly elected or appointed and qualified.

**
Messrs. Hunter and Kalina serve as officers to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

OSI ETF Trust
75 State Street, Suite 100
Boston, MA 02109
www.oshares.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

As of the end of the period, June 30, 2020, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Charles A. Baker is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Charles A. Baker is independent for purposes of Item 3 of Form N-CSR. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. During the period covered by this report, there have been no waivers granted under the code of ethics.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for OSI ETF Trust by BBD, LLP (“BBD”) for the fiscal years ended June 30, 2019 and June 30, 2020 were:

	2019	2020
Audit Fees (a)	$49,500	$49,500
Audit Related Fees (b)	0	0
Tax Fees (c)	$12,000	$12,000
All Other Fees (d)	0	0
Total:	$61,500	$61,500

(a)	Audit Fees: These fees relate to professional services rendered by BBD for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by BBD related to audit services in connection with the June 30, 2019 and June 30, 2020 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by BBD for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by BBD other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2019 and June 30, 2020: $12,000 and $12,000, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Charles A. Baker, Richard M. Goldman and Jeffrey D. Haroldson, are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics – Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

Not applicable.

(a)(4)	Change in the Registrant’s independent public accountant.

Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:
/s/Kevin Beadles
Kevin Beadles
President and Principal Executive Officer
September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Kevin Beadles
Kevin Beadles
President
September 2, 2020

By:
/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
September 2, 2020